Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 19, 2020	Jul. 02, 2020	Oct. 23, 2018	Jul. 20, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Partners' Equity:
Issuance of units in public offering							1,189,667
Common unitholders - units outstanding					36,802,247	36,802,247
General partner issued					35,526	35,526
General partner outstanding					35,526	35,526
Net proceeds from issuance of common units							$ 3,407
Cash distributions to Common unitholders					$ 0	$ 0
A&R Sales Agreement
Partners' Equity:
Issuance of units in public offering					0
Aggregate offering price	$ 30,000	$ 30,000
Net proceeds from issuance of common units							3,300
General Partner [Member]
Partners' Equity:
Payments to general partner					$ 0	$ 0	$ 0
Minimum Quarterly Distribution | Total Quarterly Distribution Target Amount
Partners' Equity:
Distribution per unit					$ 0.365
Sponsor [Member]
Partners' Equity:
Common unitholders - units issued					15,595,000
Series A Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering				3,000,000
Liquidation preference				$ 25.00
Proceeds from the offering				$ 72,300
Underwriting discount				2,400
Offering expenses				$ 300
Preferred units, issued					3,000,000	3,000,000
Preferred units, outstanding					3,000,000	3,000,000
Fixed payment rate per annum				9.00%	9.00%
Preferred units redeemed					0	0
Redemption price					$ 25.00
Series A Preferred Stock [Member] | Distribution From November 12, 2022 to February 11, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.5625
Distribution Made To Limited Partner And General Partner Announcement Date					Jan. 20, 2023
Distribution Made To Limited And General Partner Distribution Date					Feb. 13, 2023
Distribution Made To Limited And General Partner Date Record					Feb. 06, 2023
Series A Preferred Stock [Member] | Distribution From February 12, 2023 to May 11, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.5625
Distribution Made To Limited Partner And General Partner Announcement Date					Apr. 20, 2023
Distribution Made To Limited And General Partner Distribution Date					May 12, 2023
Distribution Made To Limited And General Partner Date Record					May 05, 2023
Series A Preferred Stock [Member] | Distribution From August 12, 2023 to November 11, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.5625
Distribution Made To Limited Partner And General Partner Announcement Date					Nov. 02, 2023
Distribution Made To Limited And General Partner Distribution Date					Nov. 13, 2023
Distribution Made To Limited And General Partner Date Record					Nov. 06, 2023
Series A Preferred Stock [Member] | Distribution from May 12, 2023 to August 11, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.5625
Distribution Made To Limited Partner And General Partner Announcement Date					July 21, 2023
Distribution Made To Limited And General Partner Distribution Date					August 14, 2023
Distribution Made To Limited And General Partner Date Record					August 7, 2023
Series B Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering			2,200,000
Liquidation preference			$ 25.00
Proceeds from the offering			$ 53,000
Offering expenses			$ 2,000
Preferred units, issued					2,200,000	2,200,000
Preferred units, outstanding					2,200,000	2,200,000
Series B Preferred Stock [Member] | From November 2023
Partners' Equity:
Preferred Stock Dividend Basis Spread On Variable Rate					5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Partners' Equity:
Redemption price					$ 25.00
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023
Partners' Equity:
Fixed payment rate per annum					8.75%
Series B Preferred Stock [Member] | Distribution From May 22, 2023 to August 21, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.546875
Distribution Made To Limited Partner And General Partner Announcement Date					Jul. 31, 2023
Distribution Made To Limited And General Partner Distribution Date					Aug. 22, 2023
Distribution Made To Limited And General Partner Date Record					Aug. 15, 2023
Series B Preferred Stock [Member] | Distribution From November 22, 2022 to February 21, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.546875
Distribution Made To Limited Partner And General Partner Announcement Date					Jan. 31, 2023
Distribution Made To Limited And General Partner Distribution Date					Feb. 22, 2023
Distribution Made To Limited And General Partner Date Record					Feb. 15, 2023
Series B Preferred Stock [Member] | Distribution From February 22, 2023 to May 21, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.546875
Distribution Made To Limited Partner And General Partner Announcement Date					Apr. 27, 2023
Distribution Made To Limited And General Partner Distribution Date					May 22, 2023
Distribution Made To Limited And General Partner Date Record					May 15, 2023
Series B Preferred Stock [Member] | Distribution From August 22, 2023 to November 21, 2023
Partners' Equity:
Distribution made to limited partner, distributions paid per unit					$ 0.546875
Distribution Made To Limited Partner And General Partner Announcement Date					Nov. 02, 2023
Distribution Made To Limited And General Partner Distribution Date					Nov. 22, 2023
Distribution Made To Limited And General Partner Date Record					Nov. 15, 2023